Cash and cash equivalents (Tables)	6 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Cash in hand	1,447	1,404
Cash held at banks	13,206,356	13,204,602
Total cash and cash equivalents	13,207,803	13,206,006